LEASES	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
LEASES	LEASES
19.1Accounting policies
Lease liabilities are recognized, measured, presented and disclosed in accordance with IFRS – 16 Leases, against right-of-use assets. Other accounting policies adopted by the Company for leasing operations are presented in note 16.
19.2Breakdown of Lease

	December 31,
Description	2025	2024

Leases	12,532,206	17,338,698
Leases – Notes	178,857	1,356,984
Leases – Convertible to equity	—	2,683,165
	12,711,063	21,378,847

Current	3,353,501	6,314,221
Non-current	9,357,562	15,064,626
19.3Restructuring
19.3.1Extrajudicial

During the first quarter of 2025, the Company made significant progress in restructuring its obligations to lessors, which included:

•Elimination of share issuance obligations in exchange for 93,697,586 new preferred shares in a single issuance;

•Partial exchange of the Notes 2030 for new unsecured notes due in 2032 and an option for the Company to incorporate interest into principal (“PIK”); and

•Definitive and binding agreements, with deferrals of balances, extensions of terms and changes in amounts.

19.3.2Judicial

The Company renegotiated several lease agreements directly with the counterparties as part of the Chapter 11 process. Following the formal approval of the Plan, and based on the best expectations and information available, there was a reduction in the amount of R$3,497,529.

19.4Leases

Description	Average remaining term	Weighted average rate p.a	December 31, 2024	Additions	Modifications	Payments	Interest incurred	Transfers (a)	Write-offs	Foreign currency exchange	GUC	December 31, 2025

Lease without purchase option:
Aircraft, engines and simulators	8.1	18.6%	16,357,918	1,586,734	13,279	(3,552,045)	2,351,625	(155,586)	(219,708)	(1,880,957)	(2,896,289)	11,604,971
Others	5.5	16.9%	269,886	15,922	20,362	(96,931)	28,151	—	(969)	(16,748)	—	219,673
Lease with purchase option:
Aircraft, engines and simulators	4.9	16.1%	710,894	122,902	39,690	(141,311)	83,182	—	—	(107,795)	—	707,562
Total			17,338,698	1,725,558	73,331	(3,790,287)	2,462,958	(155,586)	(220,677)	(2,005,500)	(2,896,289)	12,532,206

Current			4,928,197									3,353,501
Non-current			12,410,501									9,178,705

(a)Transfer balances are “Accounts payable”.

Description	Average remaining term	Weighted average rate p.a.	December 31, 2023	Additions	Modifications	Payments	Interest incurred	Transfers (a)	Write-offs	Foreign currency exchange	December 31, 2024

Lease without purchase option:
Aircraft, engines and simulators	8.0	16.2%	11,567,882	2,605,615	237,065	(2,955,177)	1,890,622	(226,490)	(17,942)	3,256,343	16,357,918
Others	4.8	11.5%	237,254	64,138	2,544	(83,264)	24,350	—	(12,916)	37,780	269,886
Lease with purchase option:
Aircraft, engines and simulators	4.0	14.5%	650,691	—	(8,150)	(188,206)	89,187	—	—	167,372	710,894
Total			12,455,827	2,669,753	231,459	(3,226,647)	2,004,159	(226,490)	(30,858)	3,461,495	17,338,698

Current			3,349,056								4,928,197
Non-current			9,106,771								12,410,501

(a)The balances of the transfers are between classifications of “Leases”.
19.5Leases – Notes

Description	Average remaining term	Weighted average rate p.a.	December 31, 2024	Modifications	Payments	Interest incurred	GUC	Foreign currency exchange	December 31, 2025

Financing with lessors – Notes	6.5	17.1%	1,356,984	(32,031)	(550,674)	143,601	(601,240)	(137,783)	178,857
Total			1,356,984	(32,031)	(550,674)	143,601	(601,240)	(137,783)	178,857

Current			144,706						—
Non-current			1,212,278						178,857

Description	Average remaining term	Weighted average rate p.a.	December 31, 2023	Payment	Interest incurred	Foreign currency exchange	December 31, 2024

Financing with lessors – Notes	5.5	14.8%	1,030,845	(123,703)	161,996	287,846	1,356,984
Total			1,030,845	(123,703)	161,996	287,846	1,356,984

Current			121,948				144,706
Non-current			908,897				1,212,278

19.6Leases – Convertible to equity

Description	Average remaining term	Weighted average rate p.a.	December 31, 2024	Modifications	Payments	Interest incurred	Foreign currency exchange	December 31, 2025

Financing with lessors – Convertible to equity	0.0	— %	2,683,165	(2,172,452)	(379,377)	69,354	(200,690)	—
Total			2,683,165	(2,172,452)	(379,377)	69,354	(200,690)	—

Current			1,241,318					—
Non-current			1,441,847					—

Description	Average remaining term	Weighted average rate p.a.	December 31, 2023	Payments	Interest incurred	Transfers (a)	Foreign currency exchange	December 31, 2024

Financing with lessors – Convertible to equity	2.6	14.4%	1,659,739	(61,245)	294,359	226,490	563,822	2,683,165
Total			1,659,739	(61,245)	294,359	226,490	563,822	2,683,165

Current			216,388					1,241,318
Non-current			1,443,351					1,441,847

(a)Transfer balances are between the “Leases” classifications.
19.7Schedule of amortization of leases

	December 31,
Description	2025	2024

2025	—	5,219,787
2026	3,601,304	3,935,627
2027	2,971,572	3,473,086
2028	2,767,084	3,095,203
2029	2,562,476	2,797,924
After 2029	10,781,388	10,562,642
Minimum lease payments	22,683,824	29,084,269

Financial charges	(10,151,618)	(11,745,571)

Present value of minimum lease payments	12,532,206	17,338,698

Current	3,353,501	4,928,197
Non-current	9,178,705	12,410,501

19.8Schedule of amortization of leases – Notes

Description	December 31, 2025	December 31, 2024

2025	—	155,502
2026	—	132,873
2027	—	132,873
2028	—	132,873
2029	—	132,873
After 2029	498,718	1,838,076
Minimum lease payments	498,718	2,525,070

Financial charges	(319,861)	(1,168,086)

Present value of minimum lease payments	178,857	1,356,984

Current	—	144,706
Non-current	178,857	1,212,278
19.9Schedule of amortization of leases – Convertible to equity

Description	December 31, 2025	December 31, 2024

2025	—	1,292,650
2026	—	1,058,962
2027	—	757,234
Minimum lease payments	—	3,108,846

Financial charges	—	(425,681)

Present value of minimum lease payments	—	2,683,165

Current	—	1,241,318
Non-current	—	1,441,847
19.10Covenants
During the restructuring process under Chapter 11, certain lease agreements that contained restrictive clauses (“covenants”) were rejected and therefore no longer give rise to any future obligations, including compliance with those covenants. Other agreements had remaining amounts classified as GUC, a classification that does not imply the continuation of the covenants.